Property, plant and equipment, net (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Property, plant and equipment
Depreciation expense	$ 7,419	¥ 45,988	¥ 32,444	¥ 31,253
Direct costs
Property, plant and equipment
Depreciation expense	4,649	28,819	18,150	17,421
Research and development
Property, plant and equipment
Depreciation expense	360	2,231	1,863	2,073
Sales and marketing
Property, plant and equipment
Depreciation expense	408	2,530	2,611	2,805
General and administrative
Property, plant and equipment
Depreciation expense	$ 2,002	¥ 12,408	¥ 9,820	¥ 8,954